UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03363
Delaware Group® Limited-Term Government Funds
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Macquarie Limited-Term Diversified Income Fund
(formerly, Delaware Limited-Term Diversified Income Fund)
Class A : DTRIX
Semiannual shareholder report | June 30, 2025
This semiannual shareholder report contains important information about Macquarie Limited-Term Diversified Income Fund (Fund) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$32	0.64%
^	Annualized.
Fund statistics (as of June 30, 2025)
Fund net assets	$698,466,051
Total number of portfolio holdings	307
Total advisory fees paid	$696,664
Portfolio turnover rate	101%

Fund holdings (as of June 30, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
US Treasury Obligations	31.39%
Corporate Bonds	30.42%
Non-Agency Asset-Backed Securities	19.14%
Agency Mortgage-Backed Securities	6.44%
Collateralized Loan Obligations	6.24%
Non-Agency Collateralized Mortgage Obligations	2.75%
Agency Commercial Mortgage-Backed Securities	1.62%
Agency Collateralized Mortgage Obligations	0.70%
Government Agency Obligations	0.37%
Short-Term Investments	0.32%
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4706951)
TSSR-DTRIX-0825

Macquarie Limited-Term Diversified Income Fund
(formerly, Delaware Limited-Term Diversified Income Fund)
Class C : DTICX
Semiannual shareholder report | June 30, 2025
This semiannual shareholder report contains important information about Macquarie Limited-Term Diversified Income Fund (Fund) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$70	1.39%
^	Annualized.
Fund statistics (as of June 30, 2025)
Fund net assets	$698,466,051
Total number of portfolio holdings	307
Total advisory fees paid	$696,664
Portfolio turnover rate	101%

Fund holdings (as of June 30, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
US Treasury Obligations	31.39%
Corporate Bonds	30.42%
Non-Agency Asset-Backed Securities	19.14%
Agency Mortgage-Backed Securities	6.44%
Collateralized Loan Obligations	6.24%
Non-Agency Collateralized Mortgage Obligations	2.75%
Agency Commercial Mortgage-Backed Securities	1.62%
Agency Collateralized Mortgage Obligations	0.70%
Government Agency Obligations	0.37%
Short-Term Investments	0.32%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.

(4706951)
TSSR-DTICX-0825

Macquarie Limited-Term Diversified Income Fund
(formerly, Delaware Limited-Term Diversified Income Fund)
Class R : DLTRX
Semiannual shareholder report | June 30, 2025
This semiannual shareholder report contains important information about Macquarie Limited-Term Diversified Income Fund (Fund) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$45	0.89%
^	Annualized.
Fund statistics (as of June 30, 2025)
Fund net assets	$698,466,051
Total number of portfolio holdings	307
Total advisory fees paid	$696,664
Portfolio turnover rate	101%

Fund holdings (as of June 30, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
US Treasury Obligations	31.39%
Corporate Bonds	30.42%
Non-Agency Asset-Backed Securities	19.14%
Agency Mortgage-Backed Securities	6.44%
Collateralized Loan Obligations	6.24%
Non-Agency Collateralized Mortgage Obligations	2.75%
Agency Commercial Mortgage-Backed Securities	1.62%
Agency Collateralized Mortgage Obligations	0.70%
Government Agency Obligations	0.37%
Short-Term Investments	0.32%
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.

(4706951)
TSSR-DLTRX-0825

Macquarie Limited-Term Diversified Income Fund
(formerly, Delaware Limited-Term Diversified Income Fund)
Institutional Class : DTINX
Semiannual shareholder report | June 30, 2025
This semiannual shareholder report contains important information about Macquarie Limited-Term Diversified Income Fund (Fund) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$20	0.39%
^	Annualized.
Fund statistics (as of June 30, 2025)
Fund net assets	$698,466,051
Total number of portfolio holdings	307
Total advisory fees paid	$696,664
Portfolio turnover rate	101%

Fund holdings (as of June 30, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
US Treasury Obligations	31.39%
Corporate Bonds	30.42%
Non-Agency Asset-Backed Securities	19.14%
Agency Mortgage-Backed Securities	6.44%
Collateralized Loan Obligations	6.24%
Non-Agency Collateralized Mortgage Obligations	2.75%
Agency Commercial Mortgage-Backed Securities	1.62%
Agency Collateralized Mortgage Obligations	0.70%
Government Agency Obligations	0.37%
Short-Term Investments	0.32%
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4706951)
TSSR-DTINX-0825

Macquarie Limited-Term Diversified Income Fund
(formerly, Delaware Limited-Term Diversified Income Fund)
Class R6 : DLTZX
Semiannual shareholder report | June 30, 2025
This semiannual shareholder report contains important information about Macquarie Limited-Term Diversified Income Fund (Fund) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$16	0.31%
^	Annualized.
Fund statistics (as of June 30, 2025)
Fund net assets	$698,466,051
Total number of portfolio holdings	307
Total advisory fees paid	$696,664
Portfolio turnover rate	101%

Fund holdings (as of June 30, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
US Treasury Obligations	31.39%
Corporate Bonds	30.42%
Non-Agency Asset-Backed Securities	19.14%
Agency Mortgage-Backed Securities	6.44%
Collateralized Loan Obligations	6.24%
Non-Agency Collateralized Mortgage Obligations	2.75%
Agency Commercial Mortgage-Backed Securities	1.62%
Agency Collateralized Mortgage Obligations	0.70%
Government Agency Obligations	0.37%
Short-Term Investments	0.32%
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.

(4706951)
TSSR-DLTZX-0825

Macquarie Tax-Free Oregon Fund
(formerly, Delaware Tax-Free Oregon Fund)
Class A : FTORX
Semiannual shareholder report | June 30, 2025
This semiannual shareholder report contains important information about Macquarie Tax-Free Oregon Fund (Fund) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Class A	$44	0.89%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.88% if non-recurring expenses were not included.
Fund statistics (as of June 30, 2025)
Fund net assets	$50,725,269
Total number of portfolio holdings	78
Total advisory fees paid	$59,728
Portfolio turnover rate	23%

Fund holdings (as of June 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Local General Obligation Bonds	24.31%
Special Tax Revenue Bonds	16.27%
Healthcare Revenue Bonds	15.76%
Education Revenue Bonds	11.45%
Transportation Revenue Bonds	10.46%
Housing Revenue Bonds	5.64%
Water & Sewer Revenue Bonds	5.54%
Electric Revenue Bonds	3.76%
State General Obligation Bonds	3.32%
Industrial Development Revenue/Pollution Control Revenue Bond	1.34%

State and territory allocation
Oregon	81.92%
Puerto Rico	15.43%
Guam	0.50%
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.

(4702712)
TSSR-FTORX-0825

Macquarie Tax-Free Oregon Fund
(formerly, Delaware Tax-Free Oregon Fund)
Institutional Class : FTOTX
Semiannual shareholder report | June 30, 2025
This semiannual shareholder report contains important information about Macquarie Tax-Free Oregon Fund (Fund) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Institutional Class	$31	0.64%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.63% if non-recurring expenses were not included.
Fund statistics (as of June 30, 2025)
Fund net assets	$50,725,269
Total number of portfolio holdings	78
Total advisory fees paid	$59,728
Portfolio turnover rate	23%

Fund holdings (as of June 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Local General Obligation Bonds	24.31%
Special Tax Revenue Bonds	16.27%
Healthcare Revenue Bonds	15.76%
Education Revenue Bonds	11.45%
Transportation Revenue Bonds	10.46%
Housing Revenue Bonds	5.64%
Water & Sewer Revenue Bonds	5.54%
Electric Revenue Bonds	3.76%
State General Obligation Bonds	3.32%
Industrial Development Revenue/Pollution Control Revenue Bond	1.34%

State and territory allocation
Oregon	81.92%
Puerto Rico	15.43%
Guam	0.50%
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4702712)
TSSR-FTOTX-0825

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Fixed income mutual fund
Macquarie Limited-Term Diversified Income Fund
(formerly, Delaware Limited-Term Diversified Income Fund)
Financial statements and other information
For the six months ended June 30, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at macquarie.com/mam/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Schedule of investments
Macquarie Limited-Term Diversified Income Fund	June 30, 2025 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.70%
Fannie Mae Grantor Trust Series 2001-T5 A2 7.00% 6/19/41 •	10,661	$ 10,836
Freddie Mac REMICs
Series 4764 PA 3.00% 10/15/45	209,000	204,217
Series 5092 WG 1.00% 4/25/31	2,950,630	2,768,607
Freddie Mac Structured Pass Through Certificates
Series T-30 A5 8.61% 12/25/30 ♦, ~	1,929	1,833
Series T-54 2A 6.50% 2/25/43 ♦	424	425
Series T-58 2A 6.50% 9/25/43 ♦	173,088	176,580
GNMA
Series 2004-31 ZB 5.00% 4/20/34	620,513	618,714
Series 2012-39 PA 2.00% 3/16/42	877,981	822,561
Series 2015-151 KC 3.50% 4/20/34	280,307	272,717
Total Agency Collateralized Mortgage Obligations (cost $5,192,117)		4,876,490

Agency Commercial Mortgage-Backed Securities — 1.62%
FREMF Mortgage Trust
Series 2015-KF12 B 144A 11.526% (SOFR + 7.21%, Floor 7.10%) 9/25/22 #, •	2,284,182	2,338,293
Series 2017-KF33 B 144A 6.976% (SOFR + 2.66%, Floor 2.55%) 6/25/27 #, •	968,036	926,000
Series 2017-KF40 B 144A 7.126% (SOFR + 2.81%, Floor 2.70%) 11/25/27 #, •	1,447,006	1,377,802
Series 2018-K732 B 144A 4.045% 5/25/51 #, •	388,826	387,504
Series 2019-KF60 B 144A 6.776% (SOFR + 2.46%, Floor 2.35%) 2/25/26 #, •	1,659,139	1,641,761
Series 2019-KF61 B 144A 6.626% (SOFR + 2.31%, Floor 2.20%) 4/25/29 #, •	762,771	727,089
Series 2019-KF68 B 144A 6.626% (SOFR + 2.31%, Floor 2.20%) 7/25/26 #, •	1,403,492	1,375,038
Series 2019-KF70 B 144A 6.726% (SOFR + 2.41%, Floor 2.30%) 9/25/29 #, •	838,158	790,033
Series 2020-KF74 B 144A 6.576% (SOFR + 2.26%, Floor 2.15%) 1/25/27 #, •	872,291	850,278
Series 2020-KF75 B 144A 6.676% (SOFR + 2.36%, Floor 2.25%) 12/25/29 #, •	993,430	920,630
Total Agency Commercial Mortgage-Backed Securities (cost $11,586,539)		11,334,428

Schedule of investments
Macquarie Limited-Term Diversified Income Fund
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities — 6.44%
Fannie Mae S.F. 15 yr 4.50% 9/1/37	47,637	$ 47,395
Fannie Mae S.F. 20 yr
4.00% 12/1/31	284,749	282,551
4.00% 8/1/42	143,115	138,099
4.00% 9/1/42	435,885	420,608
5.50% 8/1/43	575,943	585,463
Fannie Mae S.F. 30 yr
5.50% 5/1/44	1,399,733	1,444,010
5.50% 10/1/52	1,048,761	1,054,508
5.50% 11/1/52	893,835	901,420
5.50% 12/1/52	198,498	199,072
5.50% 3/1/53	1,701,674	1,705,281
5.50% 7/1/54	131,602	131,626
5.50% 9/1/54	413,308	413,385
5.50% 1/1/55	688,947	689,077
5.50% 3/1/55	1,265,127	1,267,249
5.50% 5/1/55	823,060	823,214
6.00% 1/1/42	997,496	1,045,614
6.00% 12/1/52	1,226,704	1,252,662
6.00% 8/1/54	2,758,936	2,805,177
6.00% 12/1/54	1,900,051	1,931,289
6.00% 4/1/55	5,983,593	6,083,022

Federal Home Loan Mortgage 4.20% 8/28/25	980,000	979,640
Freddie Mac S.F. 15 yr
3.00% 3/1/35	266,821	256,142
3.50% 1/1/29	277,775	274,499

Freddie Mac S.F. 20 yr 3.00% 9/1/40	173,694	161,825
Freddie Mac S.F. 30 yr
5.00% 6/1/53	3,094,958	3,039,804
5.50% 9/1/52	2,103,634	2,119,661
5.50% 11/1/52	870,513	876,865
5.50% 3/1/53	1,605,927	1,622,337
5.50% 12/1/54	48,760	49,018
5.50% 3/1/55	5,060,570	5,061,521
5.50% 4/1/55	235,647	235,691
5.50% 5/1/55	327,287	327,348
6.00% 1/1/53	866,284	891,444
6.00% 3/1/53	2,872,940	2,923,071

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
GNMA II S.F. 30 yr
3.00% 1/20/52	474,937	$ 420,395
5.50% 5/20/53	1,406,768	1,415,564
6.00% 5/20/53	1,091,219	1,118,257
Total Agency Mortgage-Backed Securities (cost $44,817,846)		44,993,804

Collateralized Loan Obligations — 6.24%
AGL CLO 17 Series 2022-17A AR 144A 5.219% (TSFR03M + 0.95%, Floor 0.95%) 1/21/35 #, •	1,450,000	1,443,092
Ballyrock CLO 27 Series 2024-27A A1A 144A 5.632% (TSFR03M + 1.35%, Floor 1.35%) 10/25/37 #, •	1,150,000	1,152,567
BlueMountain CLO XXX Series 2020-30A AR 144A 5.626% (TSFR03M + 1.37%, Floor 1.37%) 4/15/35 #, •	3,000,000	3,007,200
Canyon Capital CLO Series 2019-2A AR2 144A 5.266% (TSFR03M + 1.01%, Floor 1.01%) 10/15/34 #, •	750,000	748,787
Canyon CLO Series 2020-2A AR2 144A 5.286% (TSFR03M + 1.03%, Floor 1.03%) 10/15/34 #, •	1,100,000	1,097,378
Carlyle Global Market Strategies CLO 2014-2R Series 2014-2RA A1 144A 5.638% (TSFR03M + 1.31%) 5/15/31 #, •	159,511	159,539
CBAM Series 2020-13A A 144A 5.961% (TSFR03M + 1.69%, Floor 1.43%) 1/20/34 #, •	3,000,000	3,006,735
Dryden 77 CLO Series 2020-77A AR 144A 5.704% (TSFR03M + 1.38%, Floor 1.38%) 5/20/34 #, •	2,600,000	2,603,591
Golub Capital Partners CLO 50B-R Series 2020-50A A1R 144A 5.642% (TSFR03M + 1.37%, Floor 1.37%) 4/20/35 #, •	5,000,000	5,010,105
KKR CLO 41 Series 2022-41A A1 144A 5.586% (TSFR03M + 1.33%, Floor 1.33%) 4/15/35 #, •	5,000,000	5,004,555
Magnetite XL Series 2024-40A A1 144A 5.706% (TSFR03M + 1.45%, Floor 1.45%) 7/15/37 #, •	3,500,000	3,509,166
Octagon Investment Partners 51 Series 2021-1A AR 144A 5.259% (TSFR03M + 0.99%, Floor 0.99%) 7/20/34 #, •	1,500,000	1,495,489
PPM CLO 3 Series 2019-3A AR 144A 5.631% (TSFR03M + 1.35%, Floor 1.09%) 4/17/34 #, •	3,750,000	3,754,361
Sound Point CLO XXV Series 2019-4A A1R 144A 5.562% (TSFR03M + 1.28%, Floor 1.28%) 4/25/33 #, •	5,000,000	5,006,025
TRESTLES CLO V Series 2021-5A A1R 144A 5.522% (TSFR03M + 1.25%, Floor 1.25%) 10/20/34 #, •	4,000,000	4,000,928
Venture 34 CLO Series 2018-34A AR 144A 5.536% (TSFR03M + 1.28%, Floor 1.28%) 10/15/31 #, •	514,045	514,402

Schedule of investments
Macquarie Limited-Term Diversified Income Fund
	Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)
Zais CLO 16 Series 2020-16A A1R2 144A 5.399% (TSFR03M + 1.13%, Floor 1.13%) 10/20/34 #, •	2,050,000	$ 2,049,422
Total Collateralized Loan Obligations (cost $43,464,207)		43,563,342

Corporate Bonds — 30.42%
Banking — 10.46%
Akbank TAS 144A 7.498% 1/20/30 #	200,000	203,777
Banco de Credito del Peru 144A 3.125% 7/1/30 #, μ	200,000	200,000
Banco de Credito e Inversiones 144A 3.50% 10/12/27 #	300,000	294,569
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand 144A 5.621% 12/10/29 #	200,000	204,200
Bank of America
5.162% 1/24/31 μ	1,620,000	1,660,831
5.819% 9/15/29 μ	1,750,000	1,823,309
6.204% 11/10/28 μ	75,000	78,069

Bank of Montreal 7.70% 5/26/84 μ	580,000	600,349
Bank of New York Mellon
4.942% 2/11/31 μ	1,265,000	1,292,093
5.802% 10/25/28 μ	2,064,000	2,138,339
Citibank
5.438% 4/30/26	915,000	922,294
5.488% 12/4/26	825,000	838,311

Citigroup 5.50% 9/13/25	1,900,000	1,902,382
Citizens Financial Group 5.253% 3/5/31 μ	1,520,000	1,540,706
Credit Agricole 144A 5.222% 5/27/31 #, μ	1,235,000	1,258,465
Deutsche Bank
5.297% 5/9/31 μ	1,070,000	1,087,005
6.72% 1/18/29 μ	724,000	760,715
6.819% 11/20/29 μ	715,000	763,090
7.146% 7/13/27 μ	925,000	948,548

Fifth Third Bank 4.967% 1/28/28 μ	1,850,000	1,864,113
Goldman Sachs Group
4.25% 10/21/25	3,234,000	3,230,263
5.182% (SOFR + 0.79%) 12/9/26 •	3,700,000	3,706,017
5.202% (SOFR + 0.81%) 3/9/27 •	4,905,000	4,913,053
5.218% 4/23/31 μ	1,660,000	1,702,216

ICICI Bank 144A 4.00% 3/18/26 #	200,000	199,141
Itau Unibanco Holding 144A 6.00% 2/27/30 #	200,000	205,280

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
JPMorgan Chase & Co.
5.103% 4/22/31 μ	1,320,000	$ 1,353,077
5.14% 1/24/31 μ	955,000	979,572
5.235% (SOFR + 0.89%) 4/22/27 •	955,000	957,817
5.571% 4/22/28 μ	1,315,000	1,342,503

KeyBank 5.85% 11/15/27	465,000	480,192
M&T Bank 5.179% 7/8/31 μ	880,000	894,815
Metropolitan Bank & Trust 5.375% 3/6/29 ■	200,000	205,489
Morgan Stanley
5.192% 4/17/31 μ	1,125,000	1,153,546
6.138% 10/16/26 μ	10,465,000	10,510,634
6.296% 10/18/28 μ	1,534,000	1,598,299
6.407% 11/1/29 μ	488,000	516,984

Morgan Stanley Bank 5.504% 5/26/28 μ	1,380,000	1,409,711
NBK SPC 144A 1.625% 9/15/27 #, μ	200,000	192,695
Oversea-Chinese Banking 144A 1.832% 9/10/30 #, μ	200,000	198,994
PNC Financial Services Group
4.899% 5/13/31 μ	705,000	714,123
5.222% 1/29/31 μ	1,740,000	1,786,107
5.30% 1/21/28 μ	1,635,000	1,660,126

Popular 7.25% 3/13/28	675,000	717,653
Shinhan Bank 3.875% 3/24/26 ■	300,000	298,463
State Street
4.834% 4/24/30	770,000	784,473
4.993% 3/18/27	1,405,000	1,425,840

Truist Bank 4.632% 9/17/29 μ	2,480,000	2,452,373
UBS Group
144A 6.85% 9/10/29 #, μ, ψ	780,000	785,373
144A 7.00% 2/10/30 #, μ, ψ	755,000	752,947
US Bancorp
4.653% 2/1/29 μ	84,000	84,565
5.046% 2/12/31 μ	1,265,000	1,288,130
5.384% 1/23/30 μ	460,000	473,707
5.727% 10/21/26 μ	107,000	107,365
6.787% 10/26/27 μ	1,330,000	1,369,469

US Bank 4.73% 5/15/28 μ	1,230,000	1,236,590
Wells Fargo & Co. 5.244% 1/24/31 μ	975,000	1,000,462
		73,069,229

Schedule of investments
Macquarie Limited-Term Diversified Income Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Basic Industry — 0.59%
Novelis 144A 3.25% 11/15/26 #	2,180,000	$ 2,146,538
Rio Tinto Finance USA 4.50% 3/14/28	1,750,000	1,764,249
Sasol Financing USA 4.375% 9/18/26	200,000	197,323
		4,108,110
Brokerage — 0.05%
Jefferies Financial Group 5.875% 7/21/28	315,000	326,759
		326,759
Capital Goods — 2.60%
Amphenol 2.20% 9/15/31	670,000	587,041
Boeing 2.196% 2/4/26	1,490,000	1,466,955
Herc Holdings 144A 6.625% 6/15/29 #	2,065,000	2,120,464
Lennox International 1.35% 8/1/25	3,925,000	3,912,047
Mauser Packaging Solutions Holding 144A 7.875% 4/15/27 #	1,930,000	1,964,049
Parker-Hannifin 4.25% 9/15/27	3,875,000	3,885,596
Republic Services 0.875% 11/15/25	2,200,000	2,170,156
RTX 5.75% 11/8/26	1,298,000	1,322,408
Siemens Funding 144A 4.60% 5/28/30 #	760,000	768,029
		18,196,745
Communications — 2.63%
American Tower 5.20% 2/15/29	920,000	941,790
AT&T 1.70% 3/25/26	2,640,000	2,587,509
ATP Tower Holdings 144A 7.875% 2/3/30 #	200,000	203,079
Axian Telecom Holding & Management 144A 7.25% 7/11/30 #	200,000	199,215
Charter Communications Operating 6.15% 11/10/26	5,530,000	5,637,410
IHS Holding 144A 6.25% 11/29/28 #	200,000	195,147
Prosus 144A 3.257% 1/19/27 #	200,000	195,874
Sirius XM Radio 144A 5.00% 8/1/27 #	2,090,000	2,073,570
Sitios Latinoamerica 144A 6.00% 11/25/29 #	200,000	204,148
SoftBank 144A 4.699% 7/9/30 #	1,955,000	1,955,000
T-Mobile USA 3.75% 4/15/27	4,010,000	3,969,960
Turkcell Iletisim Hizmetleri 144A 7.45% 1/24/30 #	200,000	203,913
		18,366,615
Consumer Cyclical — 1.65%
Alsea 144A 7.75% 12/14/26 #	200,000	201,923

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Ford Motor Credit
3.375% 11/13/25	4,130,000	$ 4,102,888
6.798% 11/7/28	525,000	544,092
6.80% 5/12/28	1,350,000	1,395,622

Home Depot 4.875% 6/25/27	535,000	543,704
Hyundai Capital Services 144A 5.25% 1/22/28 #	200,000	202,794
Meituan 144A 4.625% 10/2/29 #	200,000	200,091
Prime Security Services Borrower
144A 3.375% 8/31/27 #	1,340,000	1,299,081
144A 5.75% 4/15/26 #	516,000	519,158
VICI Properties
144A 4.625% 12/1/29 #	560,000	550,400
4.95% 2/15/30	1,980,000	1,992,451
		11,552,204
Consumer Non-Cyclical — 3.23%
AbbVie 4.80% 3/15/29	3,955,000	4,033,520
Biocon Biologics Global 144A 6.67% 10/9/29 #	200,000	190,103
Bunge Limited Finance 4.20% 9/17/29	2,400,000	2,373,941
Central American Bottling 144A 5.25% 4/27/29 #	200,000	194,639
Coca-Cola Consolidated 5.25% 6/1/29	2,135,000	2,200,964
GE HealthCare Technologies 4.80% 1/15/31	580,000	584,972
Mars 144A 4.80% 3/1/30 #	1,660,000	1,682,516
McCormick & Co. 0.90% 2/15/26	2,975,000	2,908,048
Royalty Pharma 1.20% 9/2/25	7,630,000	7,579,887
Sysco 5.10% 9/23/30	775,000	794,393
		22,542,983
Electric — 1.51%
AEP Texas 5.45% 5/15/29	1,240,000	1,280,493
Colbun 144A 3.95% 10/11/27 #	200,000	197,016
Duke Energy Carolinas 3.95% 11/15/28	1,785,000	1,781,425
FirstEnergy Pennsylvania Electric 144A 5.20% 4/1/28 #	2,300,000	2,346,985
Mexico Generadora de Energia 144A 5.50% 12/6/32 #	109,718	109,115
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	169,400	165,626
National Rural Utilities Cooperative Finance 4.45% 3/13/26	1,080,000	1,080,601
PacifiCorp 5.10% 2/15/29	335,000	341,691
Southern 4.85% 6/15/28	3,210,000	3,266,447
		10,569,399
Energy — 2.01%
Azule Energy Finance 144A 8.125% 1/23/30 #	200,000	198,300

Schedule of investments
Macquarie Limited-Term Diversified Income Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Enbridge
4.90% 6/20/30	700,000	$ 707,281
5.25% 4/5/27	795,000	806,966

Energy Transfer 5.55% 2/15/28	4,440,000	4,569,792
Enterprise Products Operating 4.60% 1/15/31	1,180,000	1,189,338
Galaxy Pipeline Assets Bidco 144A 1.75% 9/30/27 #	1,687,182	1,630,319
Geopark 144A 8.75% 1/31/30 #	200,000	176,156
GNL Quintero 144A 4.634% 7/31/29 #	105,920	105,093
Kinder Morgan 5.10% 8/1/29	1,555,000	1,587,407
Medco Maple Tree 144A 8.96% 4/27/29 #	250,000	261,007
Targa Resources Partners 5.00% 1/15/28	2,445,000	2,447,058
Woodside Finance 5.70% 5/19/32	365,000	371,794
		14,050,511
Finance Companies — 1.99%
AerCap Ireland Capital DAC
3.00% 10/29/28	1,100,000	1,048,284
5.10% 1/19/29	3,160,000	3,217,634

Air Lease 2.875% 1/15/26	875,000	866,201
Apollo Debt Solutions 6.70% 7/29/31	1,315,000	1,366,935
Aviation Capital Group
144A 1.95% 1/30/26 #	3,235,000	3,184,318
144A 5.375% 7/15/29 #	1,315,000	1,339,846

Avolon Holdings Funding 144A 4.95% 1/15/28 #	960,000	965,447
Blackstone Private Credit Fund 5.60% 11/22/29	870,000	876,372
Blue Owl Credit Income 6.60% 9/15/29	1,025,000	1,054,934
		13,919,971
Insurance — 1.06%
Aon North America 5.125% 3/1/27	1,070,000	1,083,102
Arthur J Gallagher & Co. 4.85% 12/15/29	3,680,000	3,736,289
New York Life Global Funding 144A 5.45% 9/18/26 #	1,850,000	1,877,588
Northwestern Mutual Global Funding 144A 4.96% 1/13/30 #	660,000	674,326
		7,371,305
Real Estate Investment Trusts — 0.03%
Trust Fibra Uno 144A 4.869% 1/15/30 #	200,000	190,071
		190,071
Technology — 2.04%
Accenture Capital 4.05% 10/4/29	2,615,000	2,598,781
Baidu 1.72% 4/9/26	1,050,000	1,028,900

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
Broadcom 5.05% 7/12/29	2,915,000	$ 2,986,129
Kaspi.KZ JSC 144A 6.25% 3/26/30 #	200,000	201,565
Oracle
5.25% 2/3/32	670,000	687,537
5.80% 11/10/25	2,355,000	2,364,668
6.15% 11/9/29	755,000	805,858

Roper Technologies 1.00% 9/15/25	3,600,000	3,572,029
		14,245,467
Transportation — 0.54%
ERAC USA Finance 144A 4.60% 5/1/28 #	3,225,000	3,263,363
Latam Airlines Group 144A 7.875% 4/15/30 #	105,000	107,231
TAV Havalimanlari Holding 144A 8.50% 12/7/28 #	200,000	208,760
United Airlines 144A 4.375% 4/15/26 #	175,000	173,953
		3,753,307
Utilities — 0.03%
Georgia Global Utilities JSC 144A 8.875% 7/25/29 #	200,000	206,848
		206,848
Total Corporate Bonds (cost $210,245,821)		212,469,524

Government Agency Obligations — 0.37%
Airport Authority 144A 4.875% 7/15/30 #	200,000	207,025
Baiterek National Managing Holding JSC 144A 5.45% 5/8/28 #	200,000	202,678
Comision Federal de Electricidad 144A 4.75% 2/23/27 #	200,000	199,638
DAE Sukuk DIFC 144A 3.75% 2/15/26 #	200,000	198,707
Freeport Indonesia 144A 4.763% 4/14/27 #	200,000	200,488
Georgian Railway JSC 4.00% 6/17/28 ■	200,000	180,465
Ma'aden Sukuk 144A 5.25% 2/13/30 #	200,000	203,685
Mersin Uluslararasi Liman Isletmeciligi 144A 8.25% 11/15/28 #	200,000	208,047
MISC Capital Two Labuan 144A 3.75% 4/6/27 #	200,000	197,369
OCP 144A 6.10% 4/30/30 #	200,000	202,952
Pertamina Hulu Energi 144A 5.25% 5/21/30 #	200,000	202,151
Petronas Capital 144A 4.95% 1/3/31 #	200,000	204,181

Schedule of investments
Macquarie Limited-Term Diversified Income Fund
	Principalamount°	Value (US $)

Government Agency Obligations (continued)
Telecommunications Telekom Srbija AD Belgrade 144A 7.00% 10/28/29 #	200,000	$ 200,251
Total Government Agency Obligations (cost $2,576,588)		2,607,637

Non-Agency Asset-Backed Securities — 19.14%
American Express Credit Account Master Trust Series 2023-1 A 4.87% 5/15/28	1,500,000	1,507,741
ARI Fleet Lease Trust
Series 2024-B A2 144A 5.54% 4/15/33 #	3,040,404	3,059,304
Series 2025-A B 144A 4.70% 1/17/34 #	1,000,000	998,264

Chase Issuance Trust Series 2024-A1I A 4.62% 1/16/29	6,000,000	6,043,943
CNH Equipment Trust Series 2024-A A2 5.19% 7/15/27	763,218	764,051
Enterprise Fleet Financing
Series 2022-2 A2 144A 4.65% 5/21/29 #	20,884	20,871
Series 2023-3 A2 144A 6.40% 3/20/30 #	2,506,298	2,543,935

Ford Credit Auto Lease Trust Series 2024-A A3 5.06% 5/15/27	3,500,000	3,507,088
Ford Credit Auto Owner Trust
Series 2022-A B 1.91% 7/15/27	5,215,000	5,150,022
Series 2023-1 A 144A 4.85% 8/15/35 #	4,000,000	4,057,702
Series 2024-B A3 5.10% 4/15/29	6,500,000	6,582,561
Ford Credit Floorplan Master Owner Trust
Series 2020-2 A 1.06% 9/15/27	7,600,000	7,544,094
Series 2024-1 A1 144A 5.29% 4/15/29 #	10,000,000	10,176,620

GM Financial Consumer Automobile Receivables Trust Series 2024-2 A2B 4.694% (SOFR + 0.39%) 3/16/27 •	607,938	607,866
GMF Floorplan Owner Revolving Trust
Series 2023-1 A2 144A 5.454% (SOFR + 1.15%) 6/15/28 #, •	1,000,000	1,004,703
Series 2024-1A A1 144A 5.13% 3/15/29 #	4,000,000	4,058,266

GreatAmerica Leasing Receivables Funding Series 2024-1 A3 144A 4.98% 1/18/28 #	2,700,000	2,720,687
Hyundai Auto Lease Securitization Trust
Series 2024-A A3 144A 5.02% 3/15/27 #	4,500,000	4,512,299
Series 2024-C A3 144A 4.62% 4/17/28 #	2,000,000	2,009,347

Mercedes-Benz Auto Lease Trust Series 2024-A A2B 4.724% (SOFR + 0.42%) 2/16/27 •	1,322,568	1,322,832
NextGear Floorplan Master Owner Trust Series 2024-1A A1 144A 5.203% (SOFR + 0.90%, Floor 0.90%) 3/15/29 #, •	3,000,000	3,007,423

	Principalamount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	4,000,000	$ 4,042,906
OCCU Auto Receivables Trust Series 2023-1A A2 144A 6.23% 4/15/27 #	133,901	133,997
PFS Financing Series 2025-A A 144A 4.954% (SOFR + 0.65%, Floor 0.65%) 1/15/29 #, •	10,050,000	10,045,015
Santander Drive Auto Receivables Trust
Series 2025-1 D 5.43% 3/17/31	3,750,000	3,809,848
Series 2025-2 A2 4.71% 6/15/28	2,500,000	2,500,751

SBA Tower Trust 144A 1.884% 1/15/26 #	3,222,000	3,169,370
Toyota Auto Loan Extended Note Trust Series 2022-1A A 144A 3.82% 4/25/35 #	8,000,000	7,944,290
Toyota Auto Receivables Owner Trust
Series 2024-A A3 4.83% 10/16/28	1,000,000	1,005,957
Series 2024-B A3 5.33% 1/16/29	3,500,000	3,546,686
Series 2024-C A4 4.83% 11/15/29	5,000,000	5,080,593
Verizon Master Trust
Series 2024-3 A1A 5.34% 4/22/30	4,000,000	4,084,319
Series 2025-1 B 4.94% 1/21/31	5,400,000	5,447,880

Volkswagen Auto Lease Trust Series 2024-A A3 5.21% 6/21/27	4,000,000	4,035,622
Volkswagen Auto Loan Enhanced Trust Series 2023-2 A2B 4.932% (SOFR + 0.63%) 3/22/27 •	1,546,580	1,547,645
Wheels Fleet Lease Funding 1 Series 2024-3A A1 144A 4.80% 9/19/39 #	4,000,000	4,019,500
World Omni Auto Receivables Trust Series 2022-D A3 5.61% 2/15/28	2,035,142	2,042,754
Total Non-Agency Asset-Backed Securities (cost $132,491,858)		133,656,752

Non-Agency Collateralized Mortgage Obligations — 2.75%
COLT Mortgage Loan Trust Series 2023-3 A1 144A 7.18% 9/25/68 #, φ	1,473,944	1,495,555
Connecticut Avenue Securities Series 2025-R01 1M2 144A 5.806% (SOFR + 1.50%) 1/25/45 #, •	1,020,000	1,021,896
Connecticut Avenue Securities Trust
Series 2023-R08 1M1 144A 5.805% (SOFR + 1.50%) 10/25/43 #, •	1,064,540	1,067,838
Series 2025-R02 1M2 144A 5.906% (SOFR + 1.60%) 2/25/45 #, •	1,620,000	1,623,548
Series 2025-R03 2M1 144A 5.905% (SOFR + 1.60%) 3/25/45 #, •	594,861	597,836

Schedule of investments
Macquarie Limited-Term Diversified Income Fund
	Principalamount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2023-HQA3 A1 144A 6.155% (SOFR + 1.85%) 11/25/43 #, •	1,541,534	$ 1,559,847
Series 2024-DNA3 M1 144A 5.305% (SOFR + 1.00%) 10/25/44 #, •	994,584	994,294
Series 2025-DNA1 M2 144A 5.655% (SOFR + 1.35%) 1/25/45 #, •	2,360,000	2,357,069
Series 2025-DNA2 M1 144A 5.505% (SOFR + 1.20%) 5/25/45 #, •	3,087,329	3,094,252

OBX Trust Series 2023-NQM8 A1 144A 7.045% 9/25/63 #, φ	1,505,779	1,527,294
Radnor Re Series 2024-1 M1A 144A 6.305% (SOFR + 2.00%, Floor 2.00%) 9/25/34 #, •	475,492	475,958
Verus Securitization Trust Series 2023-6 A1 144A 6.665% 9/25/68 #, φ	3,389,255	3,428,014
Total Non-Agency Collateralized Mortgage Obligations (cost $19,128,363)		19,243,401

Sovereign Bonds — 0.10%Δ
Dominican Republic — 0.03%
Dominican Republic International Bond 144A 4.50% 1/30/30 #	200,000	190,390
		190,390
Poland — 0.02%
Republic of Poland Government International Bonds 4.875% 2/12/30	150,000	153,113
		153,113
Serbia — 0.02%
Serbia International Bond 144A 2.125% 12/1/30 #	200,000	169,216
		169,216
South Korea — 0.03%
Korea Hydro & Nuclear Power 144A 5.00% 7/18/28 #	200,000	203,988
		203,988
Total Sovereign Bonds (cost $696,818)		716,707

	Principalamount°	Value (US $)

Supranational Banks — 0.03%
Africa Finance 144A 5.55% 10/8/29 #	200,000	$ 198,986
Total Supranational Banks (cost $200,000)		198,986

US Treasury Obligations — 31.39%
US Treasury Notes
3.75% 5/15/28	49,345,000	49,425,955
3.75% 12/31/28	13,360,000	13,375,134
3.875% 6/15/28	69,655,000	70,027,766
4.25% 2/15/28	85,250,000	86,415,530
Total US Treasury Obligations (cost $217,870,851)		219,244,385
	Number of shares
Short-Term Investments — 0.32%
Money Market Mutual Funds — 0.32%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	553,750	553,750
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	553,750	553,750
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	553,750	553,750
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	553,750	553,750
Total Short-Term Investments (cost $2,215,000)		2,215,000
Total Value of Securities—99.52% (cost $690,486,008)		$695,120,456
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

Schedule of investments
Macquarie Limited-Term Diversified Income Fund
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at June 30, 2025.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2025, the aggregate value of Rule 144A securities was $184,203,527, which represents 26.37% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2025. Rate will reset at a future date.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
ψ	Perpetual security. Maturity date represents next call date.
φ	Step coupon bond. Stated rate in effect at June 30, 2025 through maturity date.
Δ	Securities have been classified by country of risk.
The following futures contracts were outstanding at June 30, 2025:1
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
975	US Treasury 2 yr Notes	$202,822,852	$202,186,889	9/30/25	$635,963	$—	$49,817

Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(551)	US Treasury 5 yr Notes	$(60,059,000)	$(59,394,775)	10/5/25	$—	$(664,225)	$(73,178)
(26)	US Treasury 10 yr Ultra Notes	(2,970,906)	(2,904,859)	9/19/25	—	(66,047)	(12,594)
(21)	US Treasury Long Bonds	(2,424,845)	(2,337,413)	9/19/25	—	(87,432)	(21,000)
Total Futures Contracts			$137,549,842		$635,963	$(817,704)	$(56,955)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.
[1]	See Note 7 in “Notes to financial statements.”
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DIFC – Dubai International Financial Centre
FREMF – Freddie Mac Multifamily
GE – General Electric
GNMA – Government National Mortgage Association
JSC – Joint Stock Company
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month

Schedule of investments
Macquarie Limited-Term Diversified Income Fund
Summary of abbreviations: (continued)
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year
See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Macquarie Limited-Term Diversified Income Fund	June 30, 2025 (Unaudited)
Assets:
Investments, at value*	$695,120,456
Cash	110,511
Cash collateral due from brokers	1,153,211
Receivable for securities sold	70,915,084
Dividends and interest receivable	5,149,984
Receivable for fund shares sold	672,699
Prepaid expenses	84,013
Other assets	13,529
Total Assets	773,219,487
Liabilities:
Payable for securities purchased	72,302,449
Payable for fund shares redeemed	1,817,199
Other accrued expenses	341,869
Investment management fees payable to affiliates	109,249
Distribution fees payable to affiliates	85,033
Variation margin due to broker on futures contracts	56,955
Distribution payable	40,682
Total Liabilities	74,753,436
Total Net Assets	$698,466,051

Net Assets Consist of:
Paid-in capital	$886,160,838
Total distributable earnings (loss)	(187,694,787)
Total Net Assets	$698,466,051

Statement of assets and liabilities
Macquarie Limited-Term Diversified Income Fund

Net Asset Value

Class A:
Net assets	$381,534,752
Shares of beneficial interest outstanding, unlimited authorization, no par	48,147,506
Net asset value per share	$7.92
Sales charge	2.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$8.14

Class C:
Net assets	$7,149,680
Shares of beneficial interest outstanding, unlimited authorization, no par	902,979
Net asset value per share	$7.92

Class R:
Net assets	$1,027,758
Shares of beneficial interest outstanding, unlimited authorization, no par	129,698
Net asset value per share	$7.92

Institutional Class:
Net assets	$288,493,496
Shares of beneficial interest outstanding, unlimited authorization, no par	36,411,415
Net asset value per share	$7.92

Class R6:
Net assets	$20,260,365
Shares of beneficial interest outstanding, unlimited authorization, no par	2,557,809
Net asset value per share	$7.92
*Investments, at cost	$690,486,008
See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Macquarie Limited-Term Diversified Income Fund	Six months ended June 30, 2025 (Unaudited)
Investment Income:
Interest	$15,929,116
Dividends	311,165
16,240,281

Expenses:
Management fees	1,745,866
Distribution expenses — Class A	482,388
Distribution expenses — Class C	38,081
Distribution expenses — Class R	2,476
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	356,299
Accounting and administration expenses	82,220
Reports and statements to shareholders expenses	74,170
Registration fees	44,117
Legal fees	42,157
Audit and tax fees	26,321
Trustees’ fees	17,948
Custodian fees	6,600
Other	36,086
2,954,729
Less expenses waived	(1,049,202)
Less expenses paid indirectly	(7,462)
Total operating expenses	1,898,065
Net Investment Income (Loss)	14,342,216

Statement of operations
Macquarie Limited-Term Diversified Income Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(891,056)
Futures contracts	(1,286,344)
Swap contracts	136,768
Net realized gain (loss)	(2,040,632)

Net change in unrealized appreciation (depreciation) on:
Investments	7,783,288
Foreign currencies	7,706
Futures contracts	(168,230)
Net change in unrealized appreciation (depreciation)	7,622,764
Net Realized and Unrealized Gain (Loss)	5,582,132
Net Increase (Decrease) in Net Assets Resulting from Operations	$19,924,348
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Macquarie Limited-Term Diversified Income Fund
	Six months ended 6/30/25 (Unaudited)	Year ended 12/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$14,342,216	$31,547,514
Net realized gain (loss)	(2,040,632)	974,906[1]
Net increase from payment by affiliates	—	582,695[2]
Net change in unrealized appreciation (depreciation)	7,622,764	3,794,412
Net increase (decrease) in net assets resulting from operations	19,924,348	36,899,527

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(7,672,705)	(16,478,280)
Class C	(122,740)	(306,187)
Class R	(18,439)	(38,968)
Institutional Class	(6,203,770)	(14,858,716)
Class R6	(447,826)	(967,293)
	(14,465,480)	(32,649,444)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	25,751,157	66,163,510[3]
Class C	798,895	948,111[3]
Class R	28,280	80,177[3]
Institutional Class	37,093,152	137,644,910[3]
Class R6	2,485,045	6,391,396[3]

Net assets from reorganization:[4]
Class A	—	41,291,534
Class C	—	418,852
Institutional Class	—	38,761,886
Class R6	—	374,627

Statements of changes in net assets
Macquarie Limited-Term Diversified Income Fund
	Six months ended 6/30/25 (Unaudited)	Year ended 12/31/24

Capital Share Transactions (See Note 4) (continued):
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	$7,513,749	$15,945,513
Class C	119,248	299,284
Class R	18,296	38,518
Institutional Class	6,104,774	14,249,098
Class R6	446,266	966,760
	80,358,862	323,574,176
Cost of shares redeemed:
Class A	(53,141,295)	(157,439,211)
Class C	(2,112,221)	(5,108,519)
Class R	(1,605)	(242,453)
Institutional Class	(64,201,643)	(218,456,348)
Class R6	(4,612,737)	(8,494,869)
	(124,069,501)	(389,741,400)
Decrease in net assets derived from capital share transactions	(43,710,639)	(66,167,224)
Net Decrease in Net Assets	(38,251,771)	(61,917,141)

Net Assets:
Beginning of period	736,717,822	798,634,963
End of period	$698,466,051	$736,717,822
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in "Notes to financial statements."
[3]	Amount includes capital contribution by affiliates. See Note 2 in “Notes to financial statements.”
[4]	See Note 5 in "Notes to financial statements."
See accompanying notes, which are an integral part of the financial statements.

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Financial highlights
Macquarie Limited-Term Diversified Income Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Capital contribution by affiliates

Net asset value, end of period

Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Includes payment by affiliates and capital contribution by affiliates, which impact the total return by 0.13%. See Note 2 in "Notes to financial statements."
[4]	Amount is less than $(0.005) per share.
[5]	Amount is less than $0.005 per share.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.01% for the year ended December 31, 2024.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 6/30/25[1] (Unaudited)	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
$7.86	$7.83	$7.71	$8.25	$8.44	$8.27

0.15	0.30	0.26	0.13	0.07	0.11
0.07	0.03	0.12	(0.48)	(0.11)	0.23
—	0.01[3]	—	—	—	—
0.22	0.34	0.38	(0.35)	(0.04)	0.34

(0.16)	(0.31)	(0.26)	(0.19)	(0.15)	(0.14)
—	—	—	—	—[4]	(0.03)
(0.16)	(0.31)	(0.26)	(0.19)	(0.15)	(0.17)

—	—[3,5]	—	—	—	—

$7.92	$7.86	$7.83	$7.71	$8.25	$8.44

2.76%	4.39%[3]	5.08%	(4.26%)	(0.45%)	4.16%

$381,535	$398,429	$430,219	$216,299	$260,162	$148,185
0.64%	0.65%[8]	0.61%	0.53%	0.54%	0.54%
0.94%	0.96%[8]	0.95%	0.96%	0.95%	0.96%
3.94%	3.78%	3.31%	1.71%	0.89%	1.32%
3.64%	3.47%	2.97%	1.28%	0.48%	0.90%
101%	157%	116%	110%	205%	224%

Financial highlights
Macquarie Limited-Term Diversified Income Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Capital contribution by affiliates

Net asset value, end of period

Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Includes payment by affiliates and capital contribution by affiliates, which impact the total return by 0.13%. See Note 2 in "Notes to financial statements."
[4]	Amount is less than $(0.005) per share.
[5]	Amount is less than $0.005 per share.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.01% for the year ended December 31, 2024.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 6/30/25[1] (Unaudited)	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
$7.86	$7.82	$7.70	$8.24	$8.44	$8.27

0.12	0.24	0.19	0.07	—	0.04
0.07	0.04	0.13	(0.49)	(0.12)	0.23
—	0.01[3]	—	—	—	—
0.19	0.29	0.32	(0.42)	(0.12)	0.27

(0.13)	(0.25)	(0.20)	(0.12)	(0.08)	(0.07)
—	—	—	—	—[4]	(0.03)
(0.13)	(0.25)	(0.20)	(0.12)	(0.08)	(0.10)

—	—[3,5]	—	—	—	—

$7.92	$7.86	$7.82	$7.70	$8.24	$8.44

2.38%	3.74%[3]	4.27%	(5.08%)	(1.41%)	3.28%

$7,150	$8,286	$11,692	$9,339	$11,355	$22,565
1.39%	1.40%[8]	1.39%	1.38%	1.39%	1.39%
1.69%	1.71%[8]	1.70%	1.71%	1.70%	1.71%
3.19%	3.03%	2.53%	0.86%	0.04%	0.47%
2.89%	2.72%	2.22%	0.53%	(0.27%)	0.15%
101%	157%	116%	110%	205%	224%

Financial highlights
Macquarie Limited-Term Diversified Income Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Capital contribution by affiliates

Net asset value, end of period

Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Includes payment by affiliates and capital contribution by affiliates, which impact the total return by 0.13%. See Note 2 in "Notes to financial statements."
[4]	Amount is less than $(0.005) per share.
[5]	Amount is less than $0.005 per share.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.01% for the year ended December 31, 2024.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 6/30/25[1] (Unaudited)	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
$7.86	$7.82	$7.71	$8.25	$8.44	$8.28

0.14	0.28	0.23	0.11	0.04	0.08
0.07	0.04	0.12	(0.49)	(0.11)	0.22
—	0.01[3]	—	—	—	—
0.21	0.33	0.35	(0.38)	(0.07)	0.30

(0.15)	(0.29)	(0.24)	(0.16)	(0.12)	(0.11)
—	—	—	—	—[4]	(0.03)
(0.15)	(0.29)	(0.24)	(0.16)	(0.12)	(0.14)

—	—[3,5]	—	—	—	—

$7.92	$7.86	$7.82	$7.71	$8.25	$8.44

2.64%	4.26%[3]	4.65%	(4.59%)	(0.80%)	3.66%

$1,028	$975	$1,093	$743	$843	$946
0.89%	0.90%[8]	0.89%	0.88%	0.89%	0.89%
1.19%	1.21%[8]	1.20%	1.21%	1.20%	1.21%
3.69%	3.53%	3.03%	1.36%	0.54%	0.97%
3.39%	3.22%	2.72%	1.03%	0.23%	0.65%
101%	157%	116%	110%	205%	224%

Financial highlights
Macquarie Limited-Term Diversified Income Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Capital contribution by affiliates

Net asset value, end of period

Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Includes payment by affiliates and capital contribution by affiliates, which impact the total return by 0.13%. See Note 2 in "Notes to financial statements."
[4]	Amount is less than $(0.005) per share.
[5]	Amount is less than $0.005 per share.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.01% for the year ended December 31, 2024.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 6/30/25[1] (Unaudited)	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
$7.86	$7.83	$7.71	$8.25	$8.44	$8.27

0.16	0.32	0.27	0.15	0.09	0.12
0.07	0.03	0.13	(0.49)	(0.12)	0.23
—	0.01[3]	—	—	—	—
0.23	0.36	0.40	(0.34)	(0.03)	0.35

(0.17)	(0.33)	(0.28)	(0.20)	(0.16)	(0.15)
—	—	—	—	—[4]	(0.03)
(0.17)	(0.33)	(0.28)	(0.20)	(0.16)	(0.18)

—	—[3,5]	—	—	—	—

$7.92	$7.86	$7.83	$7.71	$8.25	$8.44

2.89%	4.65%[3]	5.31%	(4.12%)	(0.30%)	4.31%

$288,493	$307,248	$333,210	$199,497	$213,457	$262,775
0.39%	0.40%[8]	0.39%	0.38%	0.39%	0.39%
0.69%	0.71%[8]	0.70%	0.71%	0.70%	0.71%
4.19%	4.03%	3.53%	1.86%	1.04%	1.47%
3.89%	3.72%	3.22%	1.53%	0.73%	1.15%
101%	157%	116%	110%	205%	224%

Financial highlights
Macquarie Limited-Term Diversified Income Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Capital contribution by affiliates

Net asset value, end of period

Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Includes payment by affiliates and capital contribution by affiliates, which impact the total return by 0.13%. See Note 2 in "Notes to financial statements."
[4]	Amount is less than $(0.005) per share.
[5]	Amount is less than $0.005 per share.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.01% for the year ended December 31, 2024.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 6/30/25[1] (Unaudited)	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
$7.86	$7.82	$7.70	$8.24	$8.44	$8.27

0.17	0.32	0.28	0.15	0.09	0.13
0.06	0.04	0.13	(0.48)	(0.12)	0.23
—	0.01[3]	—	—	—	—
0.23	0.37	0.41	(0.33)	(0.03)	0.36

(0.17)	(0.33)	(0.29)	(0.21)	(0.17)	(0.16)
—	—	—	—	—[4]	(0.03)
(0.17)	(0.33)	(0.29)	(0.21)	(0.17)	(0.19)

—	—[3,5]	—	—	—	—

$7.92	$7.86	$7.82	$7.70	$8.24	$8.44

2.93%	4.86%[3]	5.37%	(4.06%)	(0.36%)	4.38%

$20,260	$21,780	$22,421	$4,900	$5,923	$4,646
0.31%	0.33%[8]	0.32%	0.32%	0.32%	0.32%
0.61%	0.62%[8]	0.65%	0.65%	0.63%	0.63%
4.27%	4.10%	3.60%	1.92%	1.10%	1.54%
3.97%	3.81%	3.27%	1.59%	0.79%	1.23%
101%	157%	116%	110%	205%	224%

Notes to financial statements
Macquarie Limited-Term Diversified Income Fund	June 30, 2025 (Unaudited)
Delaware Group® Limited-Term Government Funds (Trust) is organized as a Delaware statutory trust and offers two series: Macquarie Limited-Term Diversified Income Fund (formerly, Delaware Limited-Term Diversified Income Fund through December 30, 2024) and Macquarie Tax-Free Oregon Fund (formerly, Delaware Tax-Free Oregon Fund through December 30, 2024). These financial statements and the related notes pertain to Macquarie Limited-Term Diversified Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation —  Fixed income securities and credit default swap (CDS) contracts are generally priced based upon valuations provided by an independent pricing service or broker/counterparty in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (Policy). Fixed income security and CDS contracts valuations are then reviewed by DMC as part of its duties as the Fund’s valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies, other than exchange-traded funds (ETFs), are valued at their published net asset value (NAV). For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and certain US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. An adjustment factor may be applied to the daily vendor provided price for certain security/instrument types to arrive at a fair value for the applicable positions. The adjustment factor is determined by comparing the prices of trades with vendor prices over a time period deemed reasonable by DMC, calculating the weighted average differences, and using that difference to adjust vendor prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Futures contracts are valued at the daily quoted settlement prices. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the New York Stock Exchange. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes —  No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2025, and for all open tax years (years ended December 31, 2021–December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting —  Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various

Notes to financial statements
Macquarie Limited-Term Diversified Income Fund
1. Significant Accounting Policies (continued)
classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.
To Be Announced Trades (TBA)  — The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Derivative Financial Instruments — The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, forward foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund intends to either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Fund may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Fund under derivative contracts, if any, will be reported separately on the “Statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.”
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other —  Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Macquarie Funds are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds), in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for the reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. DMC, the Fund's investment adviser, acts as the Fund's chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making

Notes to financial statements
Macquarie Limited-Term Diversified Income Fund
1. Significant Accounting Policies (continued)
decisions about segment resources, the CODM relies on the Fund's portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund's financial statements. Adoption of the new standard impacted the Fund's financial statements note disclosures only, and did not affect the Fund's financial position or the results of its operations.
The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2025, the Fund earned $6,352 under this arrangement.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2025, the Fund earned $1,110 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.39% of the Fund’s Class A, Class C, Class R, and Institutional Class shares’ average daily net assets from January 1, 2025 through April 30, 2026 and 0.30% of the Fund’s Class R6 shares’ average daily net assets from May 1, 2025 through April 30, 2026. Prior to May 1, 2025, DMC contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses in order to prevent total annual fund operating expenses from exceeding 0.32% of the Fund’s Class R6 shares’ average daily net assets. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from January 1, 2025 (except as noted) through April 30, 2026, unless terminated by agreement of DMC and the Fund, is as follows:
Operating expense limitation as a percentage of average daily net assets
Class A	Class C	Class R	Institutional Class	Class R6
0.64%	1.39%	0.89%	0.39%	0.30%*
*	Effective May 1, 2025. Prior to May 1, 2025, the amount for Class R6 shares was 0.32%.
DMC has also entered into a Sub-Advisory Agreements on behalf of the Fund with Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited and Macquarie Investment Management Global Limited, each of which is an affiliate of DMC (Affiliated Sub-Advisor). Pursuant to the terms of the relevant Sub-Advisory Agreement, the investment sub-advisory fee is paid by DMC to each Affiliated Sub-Advisor based on the extent to which an Affiliated Sub-Advisor provides services to the Fund.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2025, the Fund paid $18,085 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Macquarie Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Macquarie Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the six months ended June 30, 2025, the Fund paid $24,308 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.

Notes to financial statements
Macquarie Limited-Term Diversified Income Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended June 30, 2025, the Fund paid $7,050 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
For the six months ended June 30, 2025, DDLP earned $8,531 for commissions on sales of the Fund’s Class A shares. For the six months ended June 30, 2025, DDLP received gross CDSC commissions of $76 and $844 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the US Securities and Exchange Commission (SEC) consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC’s findings. The Settlement Order does not impact MIMBT’s ability to continue to provide services to the Fund. In connection with the findings in the Settlement Order, MIMBT made a payment to the Fund on October 25, 2024, in the amount of $1,089,375. An amount of $582,695 is included on the “Statements of changes in net assets" under “Net increase from payment by affiliates” and an amount of $506,680 is included under “Proceeds from shares sold.”

3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than US government securities	$96,082,290
Purchases of US government securities	616,939,448
Sales other than US government securities	125,139,356
Sales of US government securities	632,611,336
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$690,409,105
Aggregate unrealized appreciation of investments and derivatives	$7,431,694
Aggregate unrealized depreciation of investments and derivatives	(2,902,084)
Net unrealized appreciation of investments and derivatives	$4,529,610
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At December 31, 2024, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:
Loss carryforward character*
Short-term	Long-term	Total
$ (62,462,708)	$(127,327,189)	$ (189,789,897)
* A portion of the Fund's capital loss carryforward is subject to limitations under the Internal Revenue Code and related regulations.
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s

Notes to financial statements
Macquarie Limited-Term Diversified Income Fund
3. Investments (continued)
investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following tables summarize the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$4,876,490	$4,876,490
Agency Commercial Mortgage-Backed Securities	—	11,334,428	11,334,428
Agency Mortgage-Backed Securities	—	44,993,804	44,993,804
Collateralized Loan Obligations	—	43,563,342	43,563,342
Corporate Bonds	—	212,469,524	212,469,524
Government Agency Obligations	—	2,607,637	2,607,637
Non-Agency Asset-Backed Securities	—	133,656,752	133,656,752
Non-Agency Collateralized Mortgage Obligations	—	19,243,401	19,243,401
Sovereign Bonds	—	716,707	716,707
Supranational Banks	—	198,986	198,986

	Level 1	Level 2	Total
US Treasury Obligations	$—	$219,244,385	$219,244,385
Short-Term Investments	2,215,000	—	2,215,000
Total Value of Securities	$2,215,000	$692,905,456	$695,120,456

Derivatives[1]
Assets:
Futures Contracts	$635,963	$—	$635,963

Liabilities:
Futures Contracts	$(817,704)	$—	$(817,704)

[1]Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.
During the six months ended June 30, 2025, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. As of June 30, 2025, there were no Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six months ended	Year ended
	6/30/25	12/31/24
Shares sold:
Class A	3,266,972	8,428,483
Class C	101,416	120,164
Class R	3,589	10,174
Institutional Class	4,703,808	17,562,965
Class R6	315,412	817,216

Shares from reorganization:[1]
Class A	—	5,334,824
Class C	—	54,115
Institutional Class	—	5,007,996
Class R6	—	48,401

Notes to financial statements
Macquarie Limited-Term Diversified Income Fund
4. Capital Shares (continued)
	Six months ended	Year ended
	6/30/25	12/31/24

Shares issued upon reinvestment of dividends and distributions:
Class A	951,169	2,034,662
Class C	15,106	38,240
Class R	2,316	4,917
Institutional Class	772,812	1,819,088
Class R6	56,494	123,470
	10,189,094	41,404,715

Shares redeemed:
Class A	(6,743,084)	(20,100,284)
Class C	(268,218)	(653,120)
Class R	(203)	(30,770)
Institutional Class	(8,148,066)	(27,888,199)
Class R6	(585,271)	(1,085,388)
	(15,744,842)	(49,757,761)
Net decrease	(5,555,748)	(8,353,046)
[1]	See Note 5.
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table on the previous page and on the “Statements of changes in net assets.” For the six months ended June 30, 2025 and the year ended December 31, 2024, the Fund had the following exchange transactions:
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Class R6 Shares	Value
Six months ended
6/30/25	6,727	1,444	10,940	1,517	6,727	10,867	$150,866
Year ended
12/31/24	57,272	5,863	15,119	15,265	57,289	5,728	610,898
5. Reorganizations
On February 15-16, 2023, the Board approved a proposal to reorganize Delaware Ivy Limited-Term Bond Fund (the "Acquired Fund I"), a series of Ivy Funds, with and into the Fund (the “Acquiring Fund”), a series of the Trust (the “Reorganization I”). Pursuant to an Agreement and Plan of Reorganization (the “Plan I”): (i) all of the property, and assets of Acquired Fund I were acquired by the Acquiring Fund and (ii) the Trust, on behalf of Acquiring Fund, assumed the liabilities of Acquired Fund I, in exchange for shares of Acquiring Fund. In accordance with the Plan I, the Acquired Fund I liquidated and dissolved following the Reorganization I. In approving the Reorganization I, the Board considered various factors, including that the Acquiring Fund and the Acquired Fund I share similar investment objectives, principal investment strategies and principal risks, and materially identical fundamental investment restrictions and that the Acquiring Fund's overall total expense ratio is expected to be equal to or lower than the corresponding Acquired Fund I's total expense ratio following the Reorganization I taking into account applicable expense limitation arrangements. The Reorganization I was accomplished by a tax-free exchange of shares on September 15, 2023. For financial reporting purposes, assets received and shares issued by Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund I was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transactions associated with September 15, 2023 for the Reorganization I were as follows:
	Acquired Fund I Net Assets	Acquired Fund I Shares Outstanding	Shares Converted to Acquiring Fund	Acquiring Fund Net Assets	Conversion Ratio
Class A	$246,784,159	24,006,241	32,346,919	$192,294,852	1.3385
Class C	6,020,079	585,611	784,886	7,917,537	1.3403
Class R	333,903	32,481	43,477	731,310	1.3385
Class I/ Institutional Class	191,309,290	18,609,853	24,910,064	151,854,344	1.3385
Class R6	3,657,465	355,785	476,853	20,905,819	1.3403
Class Y*	1,640,177	159,550	—	—	—
* Class Y shares of the Acquired Fund I were converted into Class A shares of the Acquiring Fund.
The net assets of the Acquired Fund I before the Reorganization I were $450,538,440. The Acquired Fund I net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Reorganization I. The net assets of the Acquiring Fund immediately following the Reorganization I were $824,242,301.
Assuming the Reorganization I had been completed on January 1, 2023, the Acquiring Fund's pro forma results of operations for the year ended December 31, 2023, would have been as follows:
Net investment income	$25,039,362
Net realized loss on investments	(16,493,714)

Notes to financial statements
Macquarie Limited-Term Diversified Income Fund
5. Reorganizations (continued)
Net change in unrealized appreciation (depreciation)	26,268,228
Net increase in net assets resulting from operations	$34,813,876
On January 16, 2024, the Board approved a proposal to reorganize Delaware Ivy Government Securities Fund (the "Acquired Fund II"), a series of Ivy Funds, with and into the Fund (the “Acquiring Fund”), a series of the Trust (the “Reorganization II”). Pursuant to an Agreement and Plan of Reorganization (the “Plan II”): (i) all of the property, and assets of Acquired Fund II were acquired by the Acquiring Fund and (ii) the Trust, on behalf of Acquiring Fund, assumed the liabilities of Acquired Fund II, in exchange for shares of the Acquiring Fund. In accordance with the Plan II, the Acquired Fund II liquidated and dissolved following the Reorganization II. In approving the Reorganization II, the Board considered various factors, including that the Acquiring Fund and the Acquired Fund II share similar investment objectives, principal investment strategies and principal risks, and materially identical fundamental investment restrictions and that the Acquiring Fund's overall total expense ratio is expected to be equal to or lower than the corresponding Acquired Fund II's total expense ratio following the Reorganization II taking into account applicable expense limitation arrangements. The Reorganization II was accomplished by a tax-free exchange of shares on April 26, 2024 for Reorganization II. For financial reporting purposes, assets received and shares issued by Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund II was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transactions associated with April 26, 2024 for Reorganization II were as follows:
	Acquired Fund II Net Assets	Acquired Fund II Shares Outstanding	Shares Converted to Acquiring Fund	Acquiring Fund Net Assets	Conversion Ratio
Class A	$41,291,534	8,956,949	5,334,824	$393,285,953	0.5956
Class C	418,852	90,857	54,115	9,755,573	0.5956
Class R	—	—	—	1,092,828	—
Class I/ Institutional Class	38,761,886	8,408,218	5,007,996	356,847,243	0.5956
Class R6	374,627	81,264	48,401	23,042,422	0.5956
The net assets of the Acquired Fund II before the Reorganization II were $81,016,171. The Acquired Fund II net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Reorganization II. The net assets of the Acquiring Fund immediately following the Reorganization II were $864,870,918.

Assuming the Reorganization II had been completed on January 1, 2024, the Acquiring Fund’s pro forma results of operations for the year ended December 31, 2024, would have been as follows:
Net investment income	$32,950,025
Net realized loss on investments	(2,768,501)
Net change in unrealized appreciation (depreciation)	2,225,117
Net increase in net assets resulting from operations	$32,406,641
6. Line of Credit
The Fund, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 27, 2025.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
7. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Futures Contracts —  A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures

Notes to financial statements
Macquarie Limited-Term Diversified Income Fund
7. Derivatives (continued)
contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At June 30, 2025, the Fund posted $1,153,211 in cash as collateral for open futures contracts, which is included in “Cash collateral due from brokers” on the “Statement of assets and liabilities.” Open futures contracts, if any, are disclosed on the “Schedule of investments.”
During the six months ended June 30, 2025, the Fund entered into futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. Swap contracts are bilaterally negotiated agreements between a Fund and counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (OTC swaps). If the OTC swap entered is one of the swaps identified by a relevant regulator as a swap that is required to be cleared, then it will be cleared through a third party, known as a central counterparty or derivatives clearing organization (centrally cleared swaps).
Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.
During the six months ended June 30, 2025, the Fund entered into CDS contracts as a seller of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty. During the six months ended June 30, 2025, the Fund did not enter into any CDS contracts as a purchaser of protection.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, or (2) for cleared swaps, trading these instruments through a central counterparty. No CDS contracts were outstanding at June 30, 2025.
During the six months ended June 30, 2025, the Fund entered into CDS contracts to gain exposure to certain securities or markets.
Fair values of derivative instruments as of June 30, 2025 were as follows:
Asset Derivatives Fair Value
Statement of assets and liabilities location	Interest Rate Contracts
Variation margin due to broker on futures contracts*	$635,963
Liability Derivatives Fair Value
Statement of assets and liabilities location	Interest Rate Contracts
Variation margin due to broker on futures contracts*	$(817,704)
*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025. Only current day variation margin is reported on the Fund’s “Statement of assets and liabilities.”
The effect of derivative instruments on the “Statement of operations” for the six months ended June 30, 2025 was as follows:
	Net Realized Gain (Loss) on:
	Futures Contracts	Swap Contracts	Total
Interest rate contracts	$(1,286,344)	$—	$(1,286,344)
Credit contracts	—	136,768	136,768
Total	$(1,286,344)	$136,768	$(1,149,576)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures Contracts
Interest rate contracts	$(168,230)

Notes to financial statements
Macquarie Limited-Term Diversified Income Fund
7. Derivatives (continued)
The table below summarizes the average daily balance of derivative holdings by the Fund during the six months ended June 30, 2025:
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional amount)	$147,138,548	$62,087,543
CDS contracts (average notional amount)*	—	3,231,496
* Long represents buying protection and short represents selling protection.
8. Securities Lending
The Fund, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and

asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.
The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
During the six months ended June 30, 2025, the Fund had no securities out on loan.
9. Credit and Market Risks
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the

Notes to financial statements
Macquarie Limited-Term Diversified Income Fund
9. Credit and Market Risks (continued)
aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC or Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
The Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Mortgage-backed and asset-backed securities can be highly sensitive to interest rate changes. As a result, small movements in interest rates can substantially impact the value and liquidity of these securities. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause the Fund to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities and may cause the security to experience greater volatility due to the extended maturity of the security. When interest rates rise, the value of mortgage-backed and asset-backed securities can be expected to decline. When interest rates go down, however, the value of these securities may not increase as much as other fixed income securities due to borrowers refinancing their loans at lower interest rates or prepaying their loans. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in general economic conditions. During periods of economic downturn, for example, underlying borrowers may not make timely payments on their loans and the value of property that secures the loans may decline in value such that it is worth less than the amount of the associated loans. If the collateral securing a mortgage-backed or asset-backed security is insufficient to repay the loan, the Fund could sustain a loss. Such risks generally will be heightened where a mortgage-backed or asset-backed security includes “subprime” loans. Although mortgage-backed securities are often supported by government guarantees or private insurance, there can be no guarantee that those obligations will be met. Furthermore, in certain economic conditions, loan servicers, loan originators and other participants in the market for mortgage-backed and other asset-backed securities may be unable to receive sufficient funding, impairing their ability to perform their obligations on the loans. Certain mortgage-backed or asset-backed securities may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities. For example, the Fund’s investments in CMOs, real estate mortgage investment conduits (REMICs), and stripped mortgage-backed securities are generally highly susceptible to interest rate risk, prepayment risk, and extension risk. At times, these investments may be difficult to value and/or illiquid. Some classes of CMOs and REMICs may have preference in receiving principal or interest payments relative to more junior classes. The market prices and yields of these junior classes will generally be more volatile than more senior classes and will be more susceptible to interest rate risk, prepayment risk, and extension risk than more senior classes. Stripped mortgage-backed securities that receive only payments of interest (IOs) will generally decrease in value if interest rates decline or prepayment rates increase. Stripped mortgage-backed securities that receive only payments of principal (POs) will generally decrease in value if interest rates increase or prepayment rates decrease.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Statement of assets and liabilities”, if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a Fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.
11. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the

Notes to financial statements
Macquarie Limited-Term Diversified Income Fund
11. Recent Accounting Pronouncements (continued)
transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
12. Subsequent Events
On April 21, 2025, Macquarie Group Limited, the parent company of DMC, together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management’s US and European public investments business. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close on or about October 31, 2025. This is subject to change.
The closing of this transaction will result in the automatic termination of the Fund’s investment advisory agreement with DMC, and any sub-advisory agreement, as applicable. In anticipation of the closing of the transaction, on June 18, 2025, the Board approved, and recommended shareholders approve, a new investment advisory agreement for the Fund that, pending shareholder approval, would go into effect at the closing of the transaction. Shareholders of the Fund were sent proxy materials for a special meeting of shareholders scheduled to be held on September 10, 2025, at which the approval of the new investment advisory agreement will be considered.
Management has determined that no other material events or transactions occurred subsequent to June 30, 2025, that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)
Macquarie Limited-Term Diversified Income Fund
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not applicable.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Macquarie Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Macquarie Funds
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.
(4706951)
SA-022-0825
This page is not part of the Financial statements and other information.

Fixed income mutual fund
Macquarie Tax-Free Oregon Fund
(formerly, Delaware Tax-Free Oregon Fund)
Financial statements and other information
For the six months ended June 30, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at macquarie.com/mam/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Schedule of investments
Macquarie Tax-Free Oregon Fund	June 30, 2025 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.85%
Education Revenue Bonds — 11.45%
Oregon State Facilities Authority Revenue
(Metro East Web Academy Project)
Series A 144A 5.00% 6/15/39 #	500,000	$ 466,650
Series A 144A 5.00% 6/15/49 #	500,000	432,710
(Redmond Proficiency Academy Project) Series A 144A 5.625% 6/15/55 #	310,000	300,622
(University of Portland Projects)
Series A 5.00% 4/1/55	1,500,000	1,459,155
Series A 5.50% 4/1/49	1,235,000	1,275,496
(Willamette University Projects) Series A 4.00% 10/1/51	500,000	389,010
Oregon State University Revenue
Series A 4.25% 4/1/52	750,000	695,400
University of Oregon General Revenue
Series A 3.50% 4/1/52 (BAM)	1,000,000	786,790
		5,805,833
Electric Revenue Bonds — 3.76%
City of Eugene, Oregon Electric Utility System Revenue
5.00% 8/1/49	1,000,000	1,023,860
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/44	250,000	251,875
Puerto Rico Electric Power Authority Revenue
Series A 6.75% 7/1/36 ‡	240,000	131,700
Series TT 5.00% 7/1/32 ‡	380,000	208,525
Series XX 5.25% 7/1/40 ‡	535,000	293,581
		1,909,541
Healthcare Revenue Bonds — 15.76%
Astoria Hospital Facilities Authority Revenue
(Columbia Memorial Hospital Project) 5.25% 8/1/49	1,050,000	1,033,870
City of Medford, Oregon Hospital Facility Authority Revenue
(Asante Projects) Series A 3.00% 8/15/50 (AG)	1,000,000	697,500
Clackamas County Hospital Facility Authority Revenue
(Rose Villa Project) Series A 5.375% 11/15/55	500,000	459,770
Oregon Health & Science University Revenue
(Green Bonds)
Series A 3.00% 7/1/51	1,815,000	1,249,265
    1

Schedule of investments
Macquarie Tax-Free Oregon Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Oregon Health & Science University Revenue
(Green Bonds)
Series A 4.00% 7/1/51	450,000	$ 395,604
Oregon State Facilities Authority Revenue
(Samaritan Health Services Project) Series A 5.00% 10/1/46	500,000	487,085
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Project) 4.00% 5/15/47	865,000	692,303
(Salem Health Projects)
Series A 4.00% 5/15/41	960,000	866,121
Series A 4.00% 5/15/49	310,000	261,941
Series A 5.00% 5/15/39	75,000	76,241
Union County, Oregon Hospital Facility Authority Revenue
(Grande Ronde Hospital Project)
5.00% 7/1/40	100,000	100,148
5.00% 7/1/41	535,000	524,600
5.00% 7/1/47	500,000	483,965
Yamhill County, Oregon Hospital Authority Revenue
(Friendsview) Series A 5.00% 11/15/56	840,000	665,599
		7,994,012
Housing Revenue Bonds — 5.64%
Oregon State Housing & Community Services Department Revenue
(Single-Family Mortgage Program)
Series A 4.60% 7/1/44	1,175,000	1,163,238
Series A 4.75% 1/1/49	1,000,000	974,740
Series C 4.55% 1/1/46	750,000	720,495
		2,858,473
Industrial Development Revenue/Pollution Control Revenue Bond — 1.34%
Children's Trust Fund Revenue, Commonwealth of Puerto Rico
(Tobacco Settlement Asset-Backed) Series A 0.60% 5/15/57 ^	12,355,000	681,749
		681,749
Local General Obligation Bonds — 24.31%
City of Bend, Oregon
5.00% 6/1/43	1,000,000	1,063,370
5.00% 6/1/54	500,000	513,765
2

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
City of Cannon Beach, Oregon
5.00% 6/1/49	500,000	$ 511,755
City of Medford, Oregon
Series A 2.00% 6/1/33	350,000	295,880
City of Newport, Oregon
Series B 12.101% 6/1/29 (AG) ^	1,225,000	1,078,135
City of Portland, Oregon
(Transportation Projects) Series A 3.00% 10/1/33	300,000	288,102
Clackamas & Washington Counties School District No. 3
Series A 1.779% 6/15/35 ^	1,250,000	821,762
Clackamas County School District No. 35 Molalla River, Oregon
5.25% 6/15/54	1,000,000	1,038,380
Deschutes County Administrative School District No. 1 Bend-La Pine, Oregon
4.00% 6/15/45	250,000	230,790
Linn County Community School District No. 9 Lebanon, Oregon
5.50% 6/15/27 (NATL)	1,000,000	1,054,230
Multnomah County, Oregon School District No. 1 Portland, Oregon
3.00% 6/15/34	500,000	473,415
Multnomah County, Oregon School District No. 40
Series A 5.157% 6/15/51 ^	5,000,000	1,305,450
Multnomah-Clackamas Counties Centennial School District No. 28JT
4.00% 6/15/38	1,050,000	1,051,050
Washington & Multnomah Counties Beaverton School District No. 48J
Series A 4.478% 6/15/40 ^	750,000	375,772
(Current Interest Bonds)
Series B 5.00% 6/15/50	500,000	513,460
Series B 5.00% 6/15/52	300,000	305,406
Series B 5.00% 6/15/53	1,000,000	1,023,110
(Deferred Interest Bonds) Series A 5.15% 6/15/44 ^	1,000,000	385,140
		12,328,972
Special Tax Revenue Bonds — 16.27%
Commonwealth of Puerto Rico Revenue
1.854% 11/1/51 •	90,145	57,016
    3

Schedule of investments
Macquarie Tax-Free Oregon Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Commonwealth of Puerto Rico Revenue
3.394% 11/1/43 •	1,006,669	$ 620,360
(Subordinate) 2.426% 11/1/51 •	976,576	523,689
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	1,160,454	1,112,020
Oregon State Department of Administrative Services Lottery Revenue
(Tax-exempt Projects) Series A 5.25% 4/1/45	1,000,000	1,067,680
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	2,325,000	2,140,697
Series A-1 5.578% 7/1/46 ^	1,356,000	432,008
Series A-1 6.343% 7/1/51 ^	1,801,000	421,074
Tri-County Metropolitan Transportation District of Oregon Revenue
Series A 5.00% 9/1/38	500,000	521,460
(Sustainability Bonds)
Series A 3.00% 9/1/37	405,000	357,028
Series A 4.00% 9/1/41	795,000	770,005
(Unrefunded) Series A 4.00% 9/1/40	245,000	229,835
		8,252,872
State General Obligation Bonds — 3.32%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/41	250,000	222,423
Series A-1 4.00% 7/1/46	500,000	427,780
Oregon State
(Article XI-Q State Projects) Series A 5.25% 5/1/50	500,000	527,520
(Veterans’ Welfare Bonds) Series I 5.10% 6/1/50	500,000	506,255
		1,683,978
Transportation Revenue Bonds — 10.46%
Oregon State Department of Transportation Revenue
(Senior Lien) Series A 5.25% 11/15/47	1,000,000	1,051,270
4

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Oregon State Department of Transportation Revenue
(Subordinate)
Series A 4.00% 11/15/38	300,000	$ 298,005
Series A 5.00% 11/15/39	110,000	115,452
Port of Portland Oregon Airport Revenue
Series 28 4.00% 7/1/47 (AMT)	555,000	480,286
Series 28 5.00% 7/1/52 (AMT)	250,000	245,867
(Green Bonds)
Series 29 5.50% 7/1/53 (AMT)	1,500,000	1,545,345
Series 30A 5.25% 7/1/54 (AMT)	1,000,000	1,018,720
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(San Juan Cruise Terminal Project) Series A-3 6.75% 1/1/46 (AMT)	500,000	553,055
		5,308,000
Water & Sewer Revenue Bonds — 5.54%
City of Portland, Oregon Sewer System Revenue
(Second Lien)
Series A 5.00% 12/1/47	500,000	513,210
Series A 5.00% 10/1/54	750,000	765,075
Medford Water Commission Revenue
5.00% 7/15/54	500,000	516,170
Tualatin Valley Water District Revenue
5.00% 6/1/54	1,000,000	1,016,560
		2,811,015
Total Municipal Bonds (cost $51,219,255)		49,634,445

Short-Term Investments — 0.99%
Variable Rate Demand Note — 0.99%¤
Oregon State Facilities Authority Refunding Revenue
(PeaceHealth) Series B 3.90% 8/1/34 (LOC - TD Bank, N.A.)	500,000	500,000
Total Short-Term Investments (cost $500,000)		500,000
Total Value of Securities—98.84% (cost $51,719,255)		$50,134,445
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
    5

Schedule of investments
Macquarie Tax-Free Oregon Fund
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2025, the aggregate value of Rule 144A securities was $1,199,982, which represents 2.37% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of June 30, 2025.
Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.
6

Statement of assets and liabilities
Macquarie Tax-Free Oregon Fund	June 30, 2025 (Unaudited)
Assets:
Investments, at value*	$50,134,445
Cash	101,558
Receivable for securities sold	987,565
Interest receivable	564,509
Prepaid expenses	61,797
Receivable for fund shares sold	9,840
Other assets	278
Total Assets	51,859,992
Liabilities:
Payable for securities purchased	1,051,832
Other accrued expenses	39,721
Payable for fund shares redeemed	32,302
Distribution fees payable to affiliates	4,673
Investment management fees payable to affiliates	3,427
Distribution payable	2,768
Total Liabilities	1,134,723
Total Net Assets	$50,725,269

Net Assets Consist of:
Paid-in capital	$54,246,396
Total distributable earnings (loss)	(3,521,127)
Total Net Assets	$50,725,269
    7

Statement of assets and liabilities
Macquarie Tax-Free Oregon Fund

Net Asset Value

Class A:
Net assets	$22,947,540
Shares of beneficial interest outstanding, unlimited authorization, no par	1,947,096
Net asset value per share	$11.79
Sales charge	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$12.35

Institutional Class:
Net assets	$27,777,729
Shares of beneficial interest outstanding, unlimited authorization, no par	2,360,388
Net asset value per share	$11.77
*Investments, at cost	$51,719,255
See accompanying notes, which are an integral part of the financial statements.
8

Statement of operations
Macquarie Tax-Free Oregon Fund	Six months ended June 30, 2025 (Unaudited)
Investment Income:
Interest	$1,152,455

Expenses:
Management fees	142,183
Distribution expenses — Class A	29,397
Audit and tax fees	23,684
Accounting and administration expenses	23,317
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	21,462
Registration fees	15,009
Reports and statements to shareholders expenses	9,685
Legal fees	3,190
Trustees’ fees	1,312
Custodian fees	513
Other	7,084
276,836
Less expenses waived	(82,455)
Less expenses paid indirectly	(575)
Total operating expenses	193,806
Net Investment Income (Loss)	958,649

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(830,816)
Net increase from payment by affiliates[1]	5,855
Net realized gain (loss)	(824,961)
Net change in unrealized appreciation (depreciation) on investments	(1,382,192)
Net Realized and Unrealized Gain (Loss)	(2,207,153)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,248,504)
[1]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
    9

Statements of changes in net assets
Macquarie Tax-Free Oregon Fund
	Six months ended 6/30/25 (Unaudited)	Year ended 12/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$958,649	$1,760,455
Net realized gain (loss)	(830,816) [1]	(124,007)
Net increase from payment by affiliates	5,855[2]	—
Net change in unrealized appreciation (depreciation)	(1,382,192)	(307,234)
Net increase (decrease) in net assets resulting from operations	(1,248,504)	1,329,214

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(419,627)	(1,008,967)
Institutional Class	(538,901)	(751,488)
	(958,528)	(1,760,455)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	1,528,400	1,555,114
Institutional Class	2,224,629	17,418,510

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	395,443	947,170
Institutional Class	538,872	751,488
	4,687,344	20,672,282
Cost of shares redeemed:
Class A	(4,637,699)	(8,610,659)
Institutional Class	(2,072,626)	(4,747,741)
	(6,710,325)	(13,358,400)
Increase (decrease) in net assets derived from capital share transactions	(2,022,981)	7,313,882
Net Increase (Decrease) in Net Assets	(4,230,013)	6,882,641

Net Assets:
Beginning of period	54,955,282	48,072,641
End of period	$50,725,269	$54,955,282
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
10

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Financial highlights
Macquarie Tax-Free Oregon Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Includes non-recurring expenses of 0.01% for the six months ended June 30, 2025.
See accompanying notes, which are an integral part of the financial statements.
12

Six months ended 6/30/25[1] (Unaudited)	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
$12.30	$12.39	$12.05	$13.76	$13.71	$13.42

0.21	0.41	0.39	0.36	0.33	0.33
(0.51)	(0.09)	0.34	(1.71)	0.05	0.29
—[3]	—	—	—	—	—
(0.30)	0.32	0.73	(1.35)	0.38	0.62

(0.21)	(0.41)	(0.39)	(0.36)	(0.33)	(0.33)
(0.21)	(0.41)	(0.39)	(0.36)	(0.33)	(0.33)

$11.79	$12.30	$12.39	$12.05	$13.76	$13.71

(2.43%)	2.61%	6.26%	(9.86%)	2.82%	4.70%

$22,947	$26,652	$32,933	$33,102	$36,216	$38,295
0.89%[5]	0.89%	0.90%	0.90%	0.90%	0.91%
1.21%[5]	1.15%	1.19%	1.19%	1.18%	1.19%
3.57%	3.31%	3.29%	2.86%	2.40%	2.46%
3.25%	3.05%	3.00%	2.57%	2.12%	2.18%
23%	26%	25%	44%	12%	25%
13

Financial highlights
Macquarie Tax-Free Oregon Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Includes non-recurring expenses of 0.01% for the six months ended June 30, 2025.
See accompanying notes, which are an integral part of the financial statements.
14

Six months ended 6/30/25[1] (Unaudited)	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
$12.28	$12.37	$12.03	$13.73	$13.69	$13.40

0.23	0.44	0.42	0.39	0.36	0.37
(0.51)	(0.09)	0.34	(1.70)	0.04	0.29
—[3]	—	—	—	—	—
(0.28)	0.35	0.76	(1.31)	0.40	0.66

(0.23)	(0.44)	(0.42)	(0.39)	(0.36)	(0.37)
(0.23)	(0.44)	(0.42)	(0.39)	(0.36)	(0.37)

$11.77	$12.28	$12.37	$12.03	$13.73	$13.69

(2.32%)	2.87%	6.53%	(9.58%)	3.00%	4.96%

$27,778	$28,303	$15,140	$10,555	$4,949	$3,559
0.64%[5]	0.64%	0.65%	0.65%	0.65%	0.66%
0.96%[5]	0.90%	0.94%	0.94%	0.93%	0.94%
3.82%	3.56%	3.54%	3.14%	2.65%	2.71%
3.50%	3.30%	3.25%	2.85%	2.37%	2.43%
23%	26%	25%	44%	12%	25%
15

Notes to financial statements
Macquarie Tax-Free Oregon Fund	June 30, 2025 (Unaudited)
Delaware Group® Limited-Term Government Funds (Trust) is organized as a Delaware statutory trust and offers two series: Macquarie Limited-Term Diversified Income Fund (formerly, Delaware Limited-Term Diversified Income Fund through December 30, 2024) and Macquarie Tax-Free Oregon Fund (formerly, Delaware Tax-Free Oregon Fund through December 30, 2024). These financial statements and the related notes pertain to Macquarie Tax-Free Oregon Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as the Fund’s valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded
16

primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the New York Stock Exchange. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes —  No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2025, and for all open tax years (years ended December 31, 2021–December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Macquarie Funds are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income
    17

Notes to financial statements
Macquarie Tax-Free Oregon Fund
1. Significant Accounting Policies (continued)
to the earliest call date using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for the reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. DMC, the Fund's investment adviser, acts as the Fund's chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund's portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund's financial statements. Adoption of the new standard impacted the Fund's financial statements note disclosures only, and did not affect the Fund's financial position or the results of its operations.
The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2025, the Fund earned $506 under this arrangement.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing, transfer agent fees and sub-transfer agents fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2025, the Fund earned $69 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.55% on the
18

first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.63% of the Fund’s average daily net assets from January 1, 2025 through April 30, 2026. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from January 1, 2025 through April 30, 2026, unless terminated by agreement of DMC and the Fund, is as follows:
Operating expense limitation as a percentage of average daily net assets
Class A	Institutional Class
0.88%	0.63%
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2025, the Fund paid $3,158 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Macquarie Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Macquarie Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing, transfer agent fees and sub-transfer agents fees and expenses.” For the six months ended June 30, 2025, the Fund paid $1,772 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing, transfer agent fees
    19

Notes to financial statements
Macquarie Tax-Free Oregon Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
and sub-transfer agents fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended June 30, 2025, the Fund paid $574 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
For the six months ended June 30, 2025, DDLP earned $231 for commissions on sales of the Fund's Class A shares.
During the six months ended June 30, 2025, DMC reimbursed the Fund $5,855 in connection with trade errors. These amounts are included in “Net increase from payment by affiliates” in the “Statement of operations.” Payment by affiliates had no impact on total return.
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Purchases	$11,876,762
Sales	13,692,379
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:
Cost of investments	$51,719,255
Aggregate unrealized appreciation of investments	$617,093
Aggregate unrealized depreciation of investments	(2,201,903)
Net unrealized depreciation of investments	$(1,584,810)
20

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At December 31, 2024, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:
Loss carryforward character
Short-term	Long-term	Total
$ (612,924)	$(476,935)	$ (1,089,859)
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
    21

Notes to financial statements
Macquarie Tax-Free Oregon Fund
3. Investments (continued)
The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2025:
Level 2
Securities
Assets:
Municipal Bonds	$49,634,445
Short-Term Investments	500,000
Total Value of Securities	$50,134,445
During the six months ended June 30, 2025, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. As of June 30, 2025, there were no Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six months ended	Year ended
	6/30/25	12/31/24
Shares sold:
Class A	129,412	126,423
Institutional Class	183,589	1,405,929

Shares issued upon reinvestment of dividends and distributions:
Class A	32,884	76,631
Institutional Class	44,887	60,823
	390,772	1,669,806

Shares redeemed:
Class A	(382,439)	(693,396)
Institutional Class	(172,957)	(385,451)
	(555,396)	(1,078,847)
Net increase (decrease)	(164,624)	590,959
22

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table on the previous page and on the “Statements of changes in net assets.” For the six months ended June 30, 2025, the Fund did not have any exchange transactions. For the year ended December 31, 2024, the Fund had the following exchange transactions:
	Exchange Redemptions	Exchange Subscriptions
	Class A Shares	Institutional Class Shares	Value
Year ended
12/31/24	1,469	1,472	$18,471
5. Line of Credit
The Fund, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 27, 2025.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Securities Lending
The Fund, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a
    23

Notes to financial statements
Macquarie Tax-Free Oregon Fund
6. Securities Lending (continued)
result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.
The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
During the six months ended June 30, 2025, the Fund had no securities out on loan.
7. Credit and Market Risks
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government
24

policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
The Fund concentrates its investments in securities issued by municipalities, mainly in Oregon. The Fund invests primarily in a specific state and may be subject to geographic concentration risk. In addition, the Fund has the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes. The value of the Fund’s investments may be adversely affected by new legislation within the states or US territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in credit worthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund.
The Fund invests a portion of its assets in high yield municipal fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.
The Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of there
    25

Notes to financial statements
Macquarie Tax-Free Oregon Fund
7. Credit and Market Risks (continued)
funding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.
Bonds are considered “pre-refunded” when the refunding issuer’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
9. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
26

10. Subsequent Events
On April 21, 2025, Macquarie Group Limited, the parent company of DMC, together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management’s US and European public investments business. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close on or about October 31, 2025. This is subject to change.
The closing of this transaction will result in the automatic termination of the Fund’s investment advisory agreement with DMC, and any sub-advisory agreement, as applicable. In anticipation of the closing of the transaction, on June 18, 2025, the Board approved, and recommended shareholders approve, a new investment advisory agreement for the Fund that, pending shareholder approval, would go into effect at the closing of the transaction. Shareholders of the Fund were sent proxy materials for a special meeting of shareholders scheduled to be held on September 10, 2025, at which the approval of the new investment advisory agreement will be considered.
Management has determined that no other material events or transactions occurred subsequent to June 30, 2025, that would require recognition or disclosure in the Fund’s financial statements.
    27

Other Fund information (Unaudited)
Macquarie Tax-Free Oregon Fund
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not applicable.
28

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Macquarie Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Macquarie Funds
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.
(4702712)
SA-TEF-0825
This page is not part of the Financial statements and other information.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit [99.CERT].

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Limited-Term Government Funds

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	September 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	September 3, 2025

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	September 3, 2025